Offerings	Jan. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A common stock, warrants, and units of Alpha Modus Holdings, Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $250,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder also include such indeterminate number of common stock, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions.The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A common stock, warrants, and units of Alpha Modus Holdings, Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $250,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder also include such indeterminate number of common stock, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions.The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A common stock, warrants, and units of Alpha Modus Holdings, Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $250,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder also include such indeterminate number of common stock, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions.The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A common stock, warrants, and units of Alpha Modus Holdings, Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $250,000,000 (or its equivalent in any other currency used to denominate the securities). The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder also include such indeterminate number of common stock, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions.The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price.